Post-employment benefit plans (Tables)	12 Months Ended
Dec. 31, 2021
Employee Benefits [Abstract]
Components of post-employment benefit plans service cost
COMPONENTS OF POST-EMPLOYMENT BENEFIT PLANS SERVICE COST

FOR THE YEAR ENDED DECEMBER 31	2021	2020
DB pension	(223)	(219)
DC pension	(113)	(113)
OPEBs	(2)	(2)
Less:
Capitalized benefit plans cost	72	65
Total post-employment benefit plans service cost	(266)	(269)

Components of post-employment benefit plans financing cost	COMPONENTS OF POST-EMPLOYMENT BENEFIT PLANS FINANCING COST

FOR THE YEAR ENDED DECEMBER 31	2021	2020
DB pension	11	(10)
OPEBs	(31)	(36)
Total interest on post-employment benefit obligations	(20)	(46)

Defined benefit plans recognized in comprehensive income
The statements of comprehensive income include the following amounts before income taxes.

	2021	2020
Cumulative losses recognized directly in equity, January 1	(2,014)	(2,701)
Actuarial gains in other comprehensive income from continuing operations(1)	3,020	732
Increase in the effect of the asset limit in other comprehensive income from continuing operations (2)	(587)	(45)
Cumulative gains (losses) recognized directly in equity, December 31	419	(2,014)
(1)The cumulative actuarial gains recognized in the statement of comprehensive income are $805 million in 2021.
(2)The cumulative increase in the effect of the asset limit recognized in the statement of comprehensive income is $386 million in 2021.

Components of post-employment benefit (obligations) assets
The following table shows the change in post-employment benefit obligations and the fair value of plan assets.

	DB PENSION PLANS		OPEB PLANS		TOTAL
	2021	2020	2021	2020	2021	2020
Post-employment benefit obligations, January 1	(27,149)	(25,650)	(1,600)	(1,529)	(28,749)	(27,179)
Current service cost	(223)	(219)	(2)	(2)	(225)	(221)
Interest on obligations	(697)	(782)	(39)	(46)	(736)	(828)
Actuarial gains (losses)(1)	2,137	(1,830)	113	(90)	2,250	(1,920)
Benefit payments	1,396	1,342	71	67	1,467	1,409
Employee contributions	(9)	(10)	—	—	(9)	(10)
Other	1	—	—	—	1	—
Post-employment benefit obligations, December 31	(24,544)	(27,149)	(1,457)	(1,600)	(26,001)	(28,749)
Fair value of plan assets, January 1	27,785	25,530	344	320	28,129	25,850
Expected return on plan assets(2)	708	772	8	10	716	782
Actuarial gains(1)	766	2,632	4	20	770	2,652
Benefit payments	(1,396)	(1,342)	(71)	(67)	(1,467)	(1,409)
Employer contributions	168	183	65	61	233	244
Employee contributions	9	10	—	—	9	10
Other	—	—	1	—	1	—
Fair value of plan assets, December 31	28,040	27,785	351	344	28,391	28,129
Plan asset (deficit)	3,496	636	(1,106)	(1,256)	2,390	(620)
Effect of asset limit	(652)	(65)	—	—	(652)	(65)
Post-employment benefit asset (liability), December 31	2,844	571	(1,106)	(1,256)	1,738	(685)
Post-employment benefit assets	3,472	1,277	—	—	3,472	1,277
Post-employment benefit obligations	(628)	(706)	(1,106)	(1,256)	(1,734)	(1,962)
(1)Actuarial gains (losses) include experience gains of $907 million in 2021 and $2,613 million in 2020.
(2)The actual return on plan assets was $1,486 million or 5.7% in 2021 and $3,434 million or 13.7% in 2020.

Funded status of post-employment benefit plans cost
The following table shows the funded status of our post-employment benefit obligations.

	FUNDED		PARTIALLY FUNDED(1)		UNFUNDED(2)		TOTAL
FOR THE YEAR ENDED DECEMBER 31	2021	2020	2021	2020	2021	2020	2021	2020
Present value of post-employment benefit obligations	(23,872)	(26,421)	(1,840)	(2,011)	(289)	(317)	(26,001)	(28,749)
Fair value of plan assets	27,979	27,727	412	402	—	—	28,391	28,129
Plan surplus (deficit)	4,107	1,306	(1,428)	(1,609)	(289)	(317)	2,390	(620)
(1)The partially funded plans consist of supplementary executive retirement plans (SERPs) for eligible employees and certain OPEBs. The company partially funds the SERPs through letters of credit and a retirement compensation arrangement account with Canada Revenue Agency. Certain paid-up life insurance benefits are funded through life insurance contracts.
(2)Our unfunded plans consist of certain OPEBs, which are paid as claims are incurred.

Disclosure of significant assumptions	We used the following key assumptions to measure the post-employment benefit obligations and the net benefit plans cost for the DB pension plans and OPEB plans. These assumptions are long-term, which is consistent with the nature of post-employment benefit plans.

	DB PENSION PLANS AND OPEB PLANS
FOR THE YEAR ENDED DECEMBER 31	2021	2020

Post-employment benefit obligations
Discount rate	3.2%	2.6%
Rate of compensation increase	2.25%	2.25%
Cost of living indexation rate(1)	1.6%	1.6%
Life expectancy at age 65 (years)	23.3	23.2
(1)Cost of living indexation rate is only applicable to DB pension plans.

	DB PENSION PLANS AND OPEB PLANS
FOR THE YEAR ENDED DECEMBER 31	2021	2020

Net post-employment benefit plans cost
Discount rate	2.9%	3.2%
Rate of compensation increase	2.25%	2.25%
Cost of living indexation rate(1)	1.6%	1.6%
Life expectancy at age 65 (years)	23.2	23.2
(1)Cost of living indexation rate is only applicable to DB pension plans.

Healthcare cost trend rates and sensitivity analysis
The following table shows the effect of a 1% change in the assumed trend rates in healthcare costs.

EFFECT ON POST-EMPLOYMENT BENEFITS – INCREASE/(DECREASE)	1% INCREASE	1% DECREASE
Total service and interest cost	3	(2)
Post-employment benefit obligations	101	(86)
The following table shows a sensitivity analysis of key assumptions used to measure the net post-employment benefit obligations and the net post-employment benefit plans cost for our DB pension plans and OPEB plans.

		IMPACT ON NET POST-EMPLOYMENT BENEFIT PLANS COST FOR 2021 – INCREASE/(DECREASE)		IMPACT ON POST-EMPLOYMENT BENEFIT OBLIGATIONS AT DECEMBER 31, 2021 – INCREASE/(DECREASE)
	CHANGE IN ASSUMPTION	INCREASE IN ASSUMPTION	DECREASE IN ASSUMPTION	INCREASE IN ASSUMPTION	DECREASE IN ASSUMPTION
Discount rate	0.5%	(68)	57	(1,612)	1,794
Life expectancy at age 65	1 year	32	(32)	936	(962)

Post-employment benefit plan assets
The following table shows the target allocations for 2021 and the allocation of our post-employment benefit plan assets at December 31, 2021 and 2020.

	WEIGHTED AVERAGE TARGET ALLOCATION	TOTAL PLAN ASSETS FAIR VALUE
ASSET CATEGORY	2021	December 31, 2021	December 31, 2020
Equity securities	0%-40%	16%	23%
Debt securities	60%-100%	64%	60%
Alternative investments	0%-50%	20%	17%
Total		100%	100%
The following table shows the fair value of the DB pension plan assets for each category.

FOR THE YEAR ENDED DECEMBER 31	2021	2020
Observable markets data
Equity securities
Canadian	952	1,027
Foreign	3,436	5,242
Debt securities
Canadian	13,643	13,361
Foreign	2,728	2,913
Money market	1,466	369
Non-observable markets inputs
Alternative investments
Private equities	3,123	2,564
Hedge funds	1,208	1,200
Real estate	1,429	1,033
Other	55	76
Total	28,040	27,785

Disclosure of contributions to post-employment benefit plans
The following table shows the amounts we contributed to the DB and DC pension plans and the payments made to beneficiaries under OPEB plans.

	DB PLANS		DC PLANS		OPEB PLANS
FOR THE YEAR ENDED DECEMBER 31	2021	2020	2021	2020	2021	2020
Contributions/payments	(168)	(183)	(114)	(114)	(65)	(61)